Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2025
Registrant Name	dei_EntityRegistrantName	TIAA-CREF LIFE FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001068204
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 23, 2026
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A